Long-Term Debt - Additional Information - Revolvers (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) vessel credit_facility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 3,237,703,000	$ 3,426,568,000
Amount reduced under revolving credit facilities, 2017	588,700,000
Amount reduced under revolving credit facilities, 2018	686,500,000
Amount reduced under revolving credit facilities, 2019	$ 773,400,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility	5
Maturity period	6 months
Revolving credit facilities borrowing capacity	$ 325,100,000	453,500,000
Undrawn amount of revolving credit facility	33,300,000	$ 24,200,000
Amount reduced under revolving credit facilities, 2017	166,700,000
Amount reduced under revolving credit facilities, 2018	115,400,000
Amount reduced under revolving credit facilities, 2019	$ 43,000,000
Revolving Credit Facility [Member] | Equipment [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	21
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility	4
Long-Term Debt, Gross	$ 276,100,000
Minimum level of free cash be maintained as per loan agreements	75,000,000
Long-term Line of Credit, Noncurrent	$ 309,400,000
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility	1
Long-Term Debt, Gross	$ 15,700,000
Minimum level of free cash be maintained as per loan agreements	$ 50,000,000
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%